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               SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002

                         SUPPLEMENT DATED JUNE 29, 2007

This supplement updates the prospectuses for the variable annuity contracts listed below, and contains information that should be read and maintained for future reference.

                                     MERGER

Subject to regulatory approvals and tax rulings, the company that issued your variable annuity contract, MetLife Life and Annuity Company of Connecticut ("MLAC"), will merge with and into MetLife Insurance Company of Connecticut ("MetLife of CT") on or about December 7, 2007. (MetLife of CT is described in the prospectus for your variable annuity contract.) Upon consummation of the merger, MLAC's separate corporate existence will cease by operation of law, and MetLife of CT will assume legal ownership of all of the assets of MLAC, including those relating to the registered separate accounts (collectively, the "Separate Accounts") that currently fund the variable annuity contracts (collectively, "VA Contracts") issued by MLAC, and the assets of those Separate Accounts. As a result of the merger, MetLife of CT also will become responsible for all of MLAC's liabilities and obligations, including those created under the VA Contracts. The VA Contracts will thereby become variable contracts funded by separate accounts of MetLife of CT, and each VA Contract owner will thereby become a contract owner of MetLife of CT. The merger will not affect the provisions of, and the rights and obligations under, the VA Contracts. MetLife of CT does not expect the merger to dilute or otherwise adversely affect the economic interests of VA Contract owners, or to have any tax consequences on VA Contract owners.

                                    * * * * *

This supplement relates to the following VA Contract prospectuses dated April 30, 2007:

     - Premier Advisers II Annuity, Premier Advisers III Annuity, Premier Advisers III--Series II Annuity

     - Portfolio Architect Annuity, Portfolio Architect Select Annuity, Premier Advisers Annuity, Premier Advisers--Class II Annuity

     -    MetLife Access Annuity, MetLife Access Select Annuity

     -    Vintage Annuity

     -    Protected Equity Portfolio

     -    Index Annuity

     - Portfolio Architect XTRA Variable Annuity, Vintage XTRA, Vintage XTRA (Series II)

     - MetLife Retirement Account Annuity (with a market-value adjustment feature)

     - Premier Advisers--AssetManager Annuity, Premier Advisers L Annuity, Premier Advisers L--Series II Annuity

     -    Vintage II Variable Annuity, Vintage II (Series II) Variable Annuity

     - Vintage 3 Variable Annuity, Portfolio Architect 3 Variable Annuity, Portfolio Architect L Variable Annuity, Vintage L Variable Annuity, Pioneer Annuistar Flex Variable Annuity

     - Pioneer Annuistar Plus Annuity, Portfolio Architect Plus Annuity, Scudder Advocate Rewards Annuity

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     -    Pioneer Annuistar Variable Annuity, Portfolio Architect II Annuity,
          Pioneer Annuistar Value Annuity

     -    PrimElite Annuity

     -    PrimElite II Annuity

     -    Marquis Portfolios

     - Vintage Access Annuity, Portfolio Architect Access Annuity, Scudder Advocate Advisor Annuity, Scudder Advocate Advisor--ST1 Variable Annuity

You can obtain a copy of the prospectus for your variable annuity contract by writing to MetLife Insurance Company of Connecticut, One Cityplace, 185 Asylum Street, Hartford, Connecticut, 06103-3415.